Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Lease revenue	$ 14,106	$ 14,318	$ 13,883
Mining Royalty and rents	9,477	9,438	8,139
Total revenues	23,583	23,756	22,022
Cost of operations:
Depreciation, depletion and amortization	5,828	5,855	7,898
Operating expenses	3,333	4,134	4,285
Environmental remediation recovery	0	0	(465)
Property taxes	2,826	2,941	2,625
Management company indirect	2,951	2,514	1,765
Corporate expenses	3,511	2,556	3,952
Total cost of operations	18,449	18,000	20,060
Total operating profit	5,134	5,756	1,962
Net investment income, including realized gains (losses) of $298, $949 and ($1,195), respectively	7,415	8,375	2,672
Interest expense	(1,100)	(1,054)	(3,103)
Equity in loss of joint ventures	(5,690)	(1,954)	(88)
Gain on sale of real estate	9,170	661	40
Income from continuing operations before income taxes	14,929	11,784	1,483
Provision for income taxes	3,207	2,962	524
Income from continuing operations	11,722	8,822	959
Income from discontinued transportation operations, net of tax	0	6,856	122,129
Net income	11,722	15,678	123,088
Loss attributable to noncontrolling interest	(993)	(499)	(1,384)
Net income attributable to the Company	$ 12,715	$ 16,177	$ 124,472
Basic earnings per common share
Income from continuing operations	$ 1.22	$ 0.89	$ 0.10
Discontinued operations	0	0.69	12.16
Net income	1.33	1.64	12.40
Diluted earnings per common share
Income from continuing operations	1.22	0.89	0.09
Discontinued operations	0	0.69	12.09
Net income	$ 1.32	$ 1.63	$ 12.32
Number of shares (in thousands) used in computing:
-basic earnings per common share	9,580	9,883	10,040
-diluted earnings per common share	9,609	9,926	10,105